Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND
Entity Central Index Key	0001454975
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 13, 2023
Document Effective Date	Dec. 01, 2023
Prospectus Date	Dec. 01, 2023
American Funds U.S. Government Money Market Fund | Class A
Prospectus:
Trading Symbol	AFAXX
American Funds U.S. Government Money Market Fund | Class 529-F-1
Prospectus:
Trading Symbol	FARXX
American Funds U.S. Government Money Market Fund | Class R-1
Prospectus:
Trading Symbol	RAAXX
American Funds U.S. Government Money Market Fund | Class R-2
Prospectus:
Trading Symbol	RABXX
American Funds U.S. Government Money Market Fund | Class R-3
Prospectus:
Trading Symbol	RACXX
American Funds U.S. Government Money Market Fund | Class R-4
Prospectus:
Trading Symbol	RADXX
American Funds U.S. Government Money Market Fund | Class R-5
Prospectus:
Trading Symbol	RAEXX
American Funds U.S. Government Money Market Fund | Class R-6
Prospectus:
Trading Symbol	RAFXX
American Funds U.S. Government Money Market Fund | Class C
Prospectus:
Trading Symbol	AFCXX
American Funds U.S. Government Money Market Fund | Class F-1
Prospectus:
Trading Symbol	AFFXX
American Funds U.S. Government Money Market Fund | Class F-2
Prospectus:
Trading Symbol	AFGXX
American Funds U.S. Government Money Market Fund | Class 529-A
Prospectus:
Trading Symbol	AAFXX
American Funds U.S. Government Money Market Fund | Class 529-C
Prospectus:
Trading Symbol	CCFXX
American Funds U.S. Government Money Market Fund | Class 529-E
Prospectus:
Trading Symbol	EAFXX
American Funds U.S. Government Money Market Fund | Class R-2E
Prospectus:
Trading Symbol	RBEXX
American Funds U.S. Government Money Market Fund | Class R-5E
Prospectus:
Trading Symbol	RAGXX
American Funds U.S. Government Money Market Fund | Class F-3
Prospectus:
Trading Symbol	USGXX
American Funds U.S. Government Money Market Fund | Class 529-T
Prospectus:
Trading Symbol	TSIXX
American Funds U.S. Government Money Market Fund | Class T
Prospectus:
Trading Symbol	TTMXX
American Funds U.S. Government Money Market Fund | Class ABLE-A
Prospectus:
Trading Symbol	AAZXX
American Funds U.S. Government Money Market Fund | Class ABLE-F-2
Prospectus:
Trading Symbol	ABZXX
American Funds U.S. Government Money Market Fund | Class 529-F-2
Prospectus:
Trading Symbol	FFFXX
American Funds U.S. Government Money Market Fund | Class 529-F-3
Prospectus:
Trading Symbol	FMUXX